Income tax (Details 1)	12 Months Ended
Jun. 30, 2019
Bermudas
Disclosure of disaggregation of revenue from contracts with customers [line items]
Statutory taxes rates	0.00%
Argentina | Minimum [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Statutory taxes rates	25.00%
Argentina | Maximum [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Statutory taxes rates	35.00%
Uruguay | Minimum [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Statutory taxes rates	0.00%
Uruguay | Maximum [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Statutory taxes rates	25.00%
U.S.A. | Minimum [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Statutory taxes rates	0.00%
U.S.A. | Maximum [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Statutory taxes rates	40.00%
Israel | Minimum [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Statutory taxes rates	23.00%
Israel | Maximum [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Statutory taxes rates	24.00%